Stock-based Compensation - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Options Outstanding
Options outstanding, beginning of period (in shares)	9,227,850
Options granted (in shares)	2,354,549
Options exercised (in shares)	(214,721)
Options forfeited (in shares)	(187,440)
Options expired	114,580
Options outstanding, end of period (in shares)	11,065,658	9,227,850
Options vested and exercisable (in shares)	8,015,888
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)	$ 2.61	$ 1.58
Options granted, weighted average exercise price (in dollars per share)	5.69
Options exercised, weighted average exercise price (in dollars per share)	1.77
Options expired, weighted average exercise price (in dollars per share)	1.63
Options forfeited, weighted average exercise price (in dollars per share)	2.29
Options vested and exercisable, weighted-average exercise price (in dollars per share)	$ 2.09
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding	7 years 2 months 15 days	6 years 9 months 25 days
Weighted average remaining contractual life, options vested and exercisable	6 years 5 months 23 days
Aggregate intrinsic value, options outstanding	$ 46,516	$ 5,821
Aggregate intrinsic value, options vested and exercisable	$ 37,854
Previously Reported
Number of Options Outstanding
Options outstanding, beginning of period (in shares)	42,846,649
Options outstanding, end of period (in shares)		42,846,649
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)		$ 0.34
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted average remaining contractual life, options outstanding		6 years 9 months 25 days
Aggregate intrinsic value, options outstanding		$ 5,821
Retroactive application of recapitalization
Number of Options Outstanding
Options outstanding, beginning of period (in shares)	(33,618,799)
Options outstanding, end of period (in shares)		(33,618,799)
Weighted- Average Exercise Price Per Share
Options outstanding, weighted average exercise price (in dollars per share)		$ 1.24